Depreciation Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of Revenues USD ($)	Dec. 31, 2013 Cost of Revenues CNY	Dec. 31, 2012 Cost of Revenues CNY	Dec. 31, 2011 Cost of Revenues CNY	Dec. 31, 2013 Selling and Marketing Expense USD ($)	Dec. 31, 2013 Selling and Marketing Expense CNY	Dec. 31, 2012 Selling and Marketing Expense CNY	Dec. 31, 2011 Selling and Marketing Expense CNY	Dec. 31, 2013 General and Administrative Expense USD ($)	Dec. 31, 2013 General and Administrative Expense CNY	Dec. 31, 2012 General and Administrative Expense CNY	Dec. 31, 2011 General and Administrative Expense CNY	Dec. 31, 2013 Research and Development Expense USD ($)	Dec. 31, 2013 Research and Development Expense CNY	Dec. 31, 2012 Research and Development Expense CNY	Dec. 31, 2011 Research and Development Expense CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 23,339	141,286	92,786	58,873	$ 17,015	103,002	69,883	41,271	$ 346	2,097	814	966	$ 1,697	10,271	2,691	2,034	$ 4,281	25,916	19,398	14,602